Receivables, Net	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Receivables, Net

9 Receivables, net

Accounts receivable are summarized as follows:

	2015	2014

Accounts receivable from third parties	1,058	549
Allowance for doubtful accounts	(1)	(3)
Other receivables	73	47

	1,130	593

The current portion of income taxes receivable of $6 million (2014: $2 million) is included under other receivables.

See note 3 for further information regarding the acquisition of Freescale.